Employee Retirement Plans and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs
Net Periodic Pension and OPEB Cost

	For the years ended
	December 31, 2015			December 31, 2014			December 31, 2013
	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated
	(In millions)
Components of net periodic pension and OPEB cost:
Service cost—benefits earned during the year	$9.5	$1.8	$11.3	$13.1	$3.0	$16.1	$15.8	$3.4	$19.2
Interest cost on projected benefit obligation	137.5	6.0	143.5	167.6	7.1	174.7	157.0	7.2	164.2
Expected return on plan assets	(175.8)	—	(175.8)	(195.6)	—	(195.6)	(177.9)	—	(177.9)
Amortization of prior service cost (benefit)	0.6	(0.3)	0.3	0.6	(3.0)	(2.4)	0.8	(3.6)	(2.8)
Amortization of net actuarial loss (gain)	46.9	(0.3)	46.6	36.3	(0.9)	35.4	56.6	(0.1)	56.5
Curtailment loss	(1.0)	—	(1.0)	—	—	—	—	—	—
Less: expected participant contributions	(2.4)	—	(2.4)	(1.0)	—	(1.0)	(1.2)	—	(1.2)
Net periodic pension and OPEB cost	$15.3	$7.2	$22.5	$21.0	$6.2	$27.2	$51.1	$6.9	$58.0

Schedule of Changes in Projected Benefit Obligation Plan, Assets and Funded Status of Pension Plans
The changes in the benefit obligation, plan assets and the funded status of the pension and OPEB plans are as follows:

	For the year ended December 31, 2015			For the year ended December 31, 2014
	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated
	(In millions)
Change in benefit obligation:
Prior year benefit obligation	$3,979.3	$162.2	$4,141.5	$3,816.9	$162.1	$3,979.0
Service cost, net of expected employee contributions	8.9	1.8	10.7	12.1	3.0	15.1
Interest cost	137.5	6.0	143.5	167.6	7.1	174.7
Actual employee contributions	0.5	—	0.5	0.7	—	0.7
Actuarial loss (gain)	(76.5)	(2.7)	(79.2)	477.2	12.6	489.8
Amendments	1.3	—	1.3	—	—	—
Benefits paid	(194.5)	(6.1)	(200.6)	(208.4)	(7.8)	(216.2)
Curtailment	(1.0)	—	(1.0)	—	—	—
Foreign currency exchange rate change	(355.5)	(25.1)	(380.6)	(286.8)	(14.8)	(301.6)
Benefit obligation at end of year	$3,500.0	$136.1	$3,636.1	$3,979.3	$162.2	$4,141.5
Change in plan assets:
Prior year fair value of assets	$3,667.6	$—	$3,667.6	$3,596.2	$—	$3,596.2
Actual return on plan assets	142.9	—	142.9	516.5	—	516.5
Employer contributions	256.1	6.1	262.2	33.6	7.6	41.2
Actual employee contributions	0.5	—	0.5	0.7	—	0.7
Benefits and plan expenses paid	(195.6)	(6.1)	(201.7)	(211.9)	(7.6)	(219.5)
Foreign currency exchange rate change	(348.3)	—	(348.3)	(267.5)	—	(267.5)
Fair value of plan assets at end of year	$3,523.2	$—	$3,523.2	$3,667.6	$—	$3,667.6
Funded status:	$23.2	$(136.1)	$(112.9)	$(311.7)	$(162.2)	$(473.9)
Amounts recognized in the Consolidated Balance Sheets:
Other non-current assets	$97.2	$—	$97.2	$79.1	$—	$79.1
Accounts payable and other current liabilities	(1.6)	(6.6)	(8.2)	(2.8)	(7.3)	(10.1)
Pension and postretirement benefits	(72.4)	(129.5)	(201.9)	(388.0)	(154.9)	(542.9)
Net amounts recognized	$23.2	$(136.1)	$(112.9)	$(311.7)	$(162.2)	$(473.9)
The accumulated benefit obligation for our defined benefit pension plans was $3,497.9 million and $3,978.5 million at December 31, 2015, and December 31, 2014, respectively. The $361.0 million decrease in the net underfunded status of our aggregate pension and OPEB plans from December 31, 2014, to December 31, 2015, was primarily driven by increased employer contributions, predominantly related to the GBP 150 million ($227.1 million at payment date) contribution made during the first quarter of 2015, and the increase in the discount rates used, discussed below.
All defined benefit pension and OPEB plans with the exception of our U.K. defined benefit plan as of December 31, 2015, had aggregate accumulated benefit obligations and projected benefit obligations in excess of plan assets. The change in the U.K. defined benefit plan projected benefit obligation is primarily due to 2015 funding and an increased discount rate. Information for these plans with aggregate accumulated benefit obligations and projected benefit obligations in excess of plan assets is as follows:

	As of December 31, 2015			As of December 31, 2014
	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated
	(In millions)
Accumulated benefit obligation	$566.5	$5.8	$572.3	$3,272.9	$162.2	$3,435.1
Projected benefit obligation	$567.3	$136.1	$703.4	$3,273.4	$162.2	$3,435.6
Fair value of plan assets	$493.3	$—	$493.3	$2,882.6	$—	$2,882.6

Schedule of Net Periodic Benefit Cost Not yet Recognized
Amounts recognized in AOCI not yet recognized as components of net periodic pension and OPEB cost, pretax were as follows:

	As of December 31, 2015			As of December 31, 2014
	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated
	(In millions)
Net actuarial loss (gain)	$839.2	$(10.3)	$828.9	$924.6	$(7.0)	$917.6
Net prior service cost	3.5	(0.1)	3.4	2.4	(0.5)	1.9
Total not yet recognized	$842.7	$(10.4)	$832.3	$927.0	$(7.5)	$919.5

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Changes in plan assets and benefit obligations recognized in OCI, pretax, were as follows:

	Pension	OPEB	Consolidated
	(In millions)
Accumulated other comprehensive loss (income) as of December 31, 2013	$814.2	$(25.6)	$788.6
Amortization of prior service costs (benefit)	(0.6)	3.0	2.4
Amortization of net actuarial loss (gain)	(36.3)	0.9	(35.4)
Current year actuarial loss (gain)	159.7	12.6	172.3
Foreign currency exchange rate change	(10.0)	1.6	(8.4)
Accumulated other comprehensive loss (income) as of December 31, 2014	$927.0	$(7.5)	$919.5
Amortization of prior service costs (benefit)	(0.6)	0.3	(0.3)
Amortization of net actuarial loss (gain)	(46.9)	0.3	(46.6)
Current year actuarial loss (gain)	(39.3)	(2.7)	(42.0)
Foreign currency exchange rate change	2.5	(0.8)	1.7
Accumulated other comprehensive loss (income) as of December 31, 2015	$842.7	$(10.4)	$832.3

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
Amortization of AOCI expected to be recognized in net periodic pension and OPEB cost during fiscal year 2016 pretax is as follows:

	Pension	OPEB	Consolidated
	(In millions)
Amortization of net prior service cost (gain)	$0.8	$—	$0.8
Amortization of actuarial net loss (gain)	$(11.1)	$(0.1)	$(11.2)

Schedule of Assumptions Used
Periodic pension and OPEB cost is actuarially calculated annually for each individual plan based on data available at the beginning of each year. Assumptions used in the calculation include the settlement discount rate selected and disclosed at the end of the previous year as well as other assumptions detailed in the table below. The weighted-average rates used in determining the periodic pension and OPEB cost for the fiscal years 2015, 2014 and 2013 were as follows:

	For the years ended
	December 31, 2015		December 31, 2014		December 31, 2013
	Pension	OPEB	Pension	OPEB	Pension	OPEB
Weighted-average assumptions:
Settlement discount rate(1)	3.70%	4.15%	4.57%	4.79%	4.18%	4.12%
Rate of compensation increase	2.50%	N/A	2.50%	N/A	2.50%	N/A
Expected return on plan assets(2)	5.46%	N/A	6.16%	N/A	5.83%	N/A
Health care cost trend rate	N/A	Ranging ratably from 7.7% in 2015 to 4.5% in 2028	N/A	Ranging ratably from 7.7% in 2014 to 4.5% in 2028	N/A	Ranging ratably from 7.9% in 2013 to 4.5% in 2028

(1)
The decrease in the weighted-average discount rates used for our defined benefit pension plans and postretirement plans at December 31, 2015, from December 31, 2014, largely resulted from expectations for global GDP growth at a slower rate than prior years, along with global deflationary factors.

(2)
We develop our long term expected return on assets ("EROA") assumptions annually with input from independent investment specialists including our actuaries, investment consultants and other specialists. Each EROA assumption is based on historical data, including historical returns, historical market rates and is calculated for each plan's individual asset class. The calculation includes inputs for interest, inflation, credit, and risk premium (active investment management) rates and fees paid to service providers. We consider our EROA to be a significant management estimate. Any material changes in the inputs to our methodology used in calculating our EROA could have a significant impact on our reported defined benefit pension plans' expense.

Benefit obligations are actuarially calculated annually at the end of each year based on the assumptions detailed in the table below. Obligations under the OPEB plans are determined by the application of the terms of medical and life insurance plans, together with relevant actuarial assumptions and heath care cost trend rates. The weighted-average rates used in determining the projected benefit obligation for defined pension plans and the accumulated postretirement benefit obligation for OPEB plans, as of December 31, 2015, and December 31, 2014, were as follows:

	As of December 31, 2015		As of December 31, 2014
	Pension	OPEB	Pension	OPEB
Weighted-average assumptions:
Settlement discount rate	3.82%	4.05%	3.70%	4.15%
Rate of compensation increase	2.00%	N/A	2.50%	N/A
Health care cost trend rate	N/A	Ranging ratably from 7.7% in 2016 to 4.5% in 2028	N/A	Ranging ratably from 7.7% in 2015 to 4.5% in 2028

The change to the weighted-average discount rates used for our defined benefit pension plans and postretirement plans at December 31, 2015, from December 31, 2014, was a result of the continued volatile nature of the global economic environment.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates have a significant effect on the amounts reported for OPEB health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects on related OPEB plans:

	1% point increase (unfavorable)	1% point decrease favorable
	(In millions)
Effect on total of service and interest cost components	$(1.3)	$1.0
Effect on postretirement benefit obligations	$(19.5)	$16.7

Schedule of Defined Benefit Plan, Assets Target and Actual Allocations
The following compares target asset allocation percentages with actual asset allocations on a weighted-average asset basis at December 31, 2015:

	Target allocations	Actual allocations
Equities	27.8%	29.8%
Fixed income	53.3%	51.7%
Hedge funds	6.1%	6.3%
Real estate	3.7%	3.7%
Other	9.1%	8.5%

Schedule of Fair Value of Plan Assets by Measurement
The following presents our fair value hierarchy for our defined benefit pension plan assets excluding investments using the NAV per share practical expedient (in millions):

		Fair value measurements as of December 31, 2015
	Total at December 31, 2015	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents
Cash	$109.9	$109.9	$—	$—
Trades awaiting settlement	(20.5)	(20.5)	—	—
Bank deposits, short-term bills and notes	13.9	—	13.9	—
Debt
Government securities	1,578.7	—	1,578.7	—
Corporate debt securities	317.7	—	317.7	—
Interest and inflation linked assets	1,047.0	—	1,010.1	36.9
Collateralized debt securities	3.4	—	—	3.4
Equities
Common stock	674.2	674.2	—	—
Other
Repurchase agreements	(1,652.0)	(1,652.0)	—	—
Recoverable taxes	0.7	0.7	—	—
Venture capital	0.2	—	—	0.2
Private Equity	206.7	—	—	206.7
Total fair value of investments excluding NAV per share practical expedient	$2,279.9	$(887.7)	$2,920.4	$247.2

The following presents our total fair value of plan assets including the NAV per share practical expedient for our defined benefit pension plan assets:

Total at December 31, 2015
(In millions)
Fair value of investments excluding NAV per share practical expedient	$2,279.9
Fair value of investments using NAV per share practical expedient
Debt funds	630.7
Equity funds	350.6
Real estate funds	57.9
Hedge funds of funds	130.5
Private equity funds	73.6
Total fair value of plan assets	$3,523.2
The following presents our fair value hierarchy for our defined benefit pension plan assets excluding investments using the NAV per share practical expedient (in millions):

		Fair value measurements as of December 31, 2014(1)
	Total at December 31, 2014	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents
Cash	$108.3	$108.3	$—	$—
Trades awaiting settlement	(8.3)	(8.3)	—	—
Bank deposits, short-term bills and notes	25.3	—	25.3	—
Debt
Government securities	1,137.5	—	1,137.5	—
Corporate debt securities	410.4	—	410.1	0.3
Interest and inflation linked assets	1,149.7	—	1,105.7	44.0
Collateralized debt securities	6.9	—	—	6.9
Equities
Common stock	693.9	693.9	—	—
Other
Repurchase agreements	(1,185.8)	(1,185.8)	—	—
Recoverable taxes	0.7	0.7	—	—
Venture capital	0.3	—	—	0.3
Private equity	68.4	—	—	68.4
Total fair value of investments excluding NAV per share practical expedient	$2,407.3	$(391.2)	$2,678.6	$119.9

(1)
Amounts have been adjusted to reflect the change in presentation for investments using the NAV per share practical expedient and are excluded from the fair value hierarchy and level 3 rollforward. See reconciliation below and Note 2, "New Accounting Pronouncements" for further discussion.

The following presents our fair value hierarchy including the NAV per share practical expedient for our defined benefit pension plan assets:

Total at December 31, 2014
(In millions)
Fair value of investments excluding NAV per share practical expedient	$2,407.3
Fair value of investments using NAV per share practical expedient
Debt funds	298.0
Equity funds	572.1
Real estate funds	65.2
Hedge funds of funds	269.5
Private equity	55.5
Total fair value of plan assets	$3,667.6

Schedule of Effect of Significant Unobservable Inputs Changes in Defined Benefit Pension Plan Assets
The following presents our Level 3 Rollforward for our defined pension plan assets excluding investments using the NAV per share practical expedient:

Amount(1)
(In millions)
Balance at December 31, 2013	$33.1
Total gain or loss (realized/unrealized):
Realized gain (loss)	0.5
Unrealized gain (loss) included in AOCI	21.4
Purchases, issuances, settlements	63.9
Transfers in/(out) of Level 3	8.1
Foreign exchange translation (loss)/gain	(7.1)
Balance at December 31, 2014	$119.9
Total gain or loss (realized/unrealized):
Realized gain (loss)	—
Unrealized gain (loss) included in AOCI	(2.4)
Purchases, issuances, settlements	141.2
Transfers in/(out) of Level 3	—
Foreign exchange translation (loss)/gain	(11.5)
Balance at December 31, 2015	$247.2

(1)
Amounts have been adjusted to reflect the change in presentation for investments using the NAV per share practical expedient and are excluded from the fair value hierarchy and level 3 rollforward. See reconciliation above and Note 2, "New Accounting Pronouncements" for further discussion.

Schedule of Expected Benefit Payments
Expected future benefit payments for defined benefit pension and OPEB plans, based on foreign exchange rates at December 31, 2015, are as follows:

Expected benefit payments	Pension	OPEB
	(In millions)
2016	$189.9	$6.6
2017	$193.4	$6.8
2018	$196.6	$7.0
2019	$199.4	$7.1
2020	$202.1	$7.2
2021-2025	$1,113.7	$42.6

Schedule of Fair Value Measurement of Corporate Invested Plan Assets
The following presents our fair value hierarchy for our corporate invested plan assets used in the aforementioned "Rabbi Trust" arrangements.

		Fair value measurements as of December 31, 2015
	Total at December 31, 2015	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equities
Mutual funds	$3.8	$3.8	$—	$—
Total—Corporate	$3.8	$3.8	$—	$—

		Fair value measurements as of December 31, 2014
	Total at December 31, 2014	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equities
Mutual funds	$4.7	$4.7	$—	$—
Total—Corporate	$4.7	$4.7	$—	$—